UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10331

Name of Fund: BlackRock California Municipal Income Trust (BFZ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock California Municipal Income Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 04/30/2009

Item 1 – Schedule of Investments

BlackRock California Municipal Income Trust

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

California - 127.9%

Corporate - 4.0%	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds (Waste Management, Inc. Project), AMT, Series C, 5.125%, 11/01/23	$2,290	$2,015,177
	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds (Waste Management, Inc. Project), AMT, Series C, 6.75%, 12/01/27	2,475	2,493,612
	Los Angeles, California, Regional Airports Improvement Corporation, Lease Revenue Bonds (American Airlines Inc.), AMT, Series C, 7.50%, 12/01/24	4,110	3,097,337

			7,606,126

County/City/Special District/School District - 58.9%	Butte-Glenn Community College District, California, GO (Election of 2002), Series C, 5.50%, 8/01/30	4,425	4,575,317
	Chino Basin, California, Desalter Authority, Revenue Refunding Bonds, Series A, 5%, 6/01/35 (a)	5,275	5,191,655
	Elk Grove, California, Unified School District, Special Tax Bonds (Community Facilities District Number 1), 5.601%, 12/01/29 (b)(c)	7,485	1,906,879
	Elk Grove, California, Unified School District, Special Tax Bonds (Community Facilities District Number 1), 5.601%, 12/01/30 (b)(c)	7,485	1,765,113
	Elk Grove, California, Unified School District, Special Tax Bonds (Community Facilities District Number 1), 5.601%, 12/01/31 (b)(c)	7,485	1,647,898
	Huntington Beach, California, Union High School District, GO (Election of 2004), 5.02%, 8/01/33 (c)(d)(e)	5,000	1,082,450
	Lathrop, California, Financing Authority Revenue Bonds (Water Supply Project), 5.90%, 6/01/27	2,855	2,259,219
	Lathrop, California, Financing Authority Revenue Bonds (Water Supply Project), 6%, 6/01/35	5,140	3,834,080
	Live Oak Unified School District, California, GO (Election of 2004), Series B, 5.59%, 8/01/18 (c)(f)(g)	985	286,793
	Live Oak Unified School District, California, GO (Election of 2004), Series B, 5.60%, 8/01/18 (c)(f)(g)	1,030	283,312
	Live Oak Unified School District, California, GO (Election of 2004), Series B, 5.61%, 8/01/18 (c)(f)(g)	1,080	280,584
	Live Oak Unified School District, California, GO (Election of 2004), Series B, 5.62%, 8/01/18 (c)(f)(g)	1,125	276,007
	Live Oak Unified School District, California, GO (Election of 2004), Series B, 5.63%, 8/01/18 (c)(f)(g)	1,175	272,177
	Live Oak Unified School District, California, GO (Election of 2004), Series B, 5.64%, 8/01/18 (c)(f)(g)	1,230	268,952
	Live Oak Unified School District, California, GO (Election of 2004), Series B, 5.65%, 8/01/18 (c)(f)(g)	1,285	265,173

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax
COP	Certificates of Participation
GO	General Obligation Bonds
M/F	Multi-Family
VRDN	Variable Rate Demand Notes

BlackRock California Municipal Income Trust

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Live Oak Unified School District, California, GO (Election of 2004), Series B, 5.66%, 8/01/18 (c)(f)(g)	$1,340	$260,938
Live Oak Unified School District, California, GO (Election of 2004), Series B, 5.67%, 8/01/18 (c)(f)(g)	1,400	257,195
Live Oak Unified School District, California, GO (Election of 2004), Series B, 5.68%, 8/01/18 (c)(f)(g)	1,465	253,855
Long Beach, California, Unified School District, GO (Election of 2008), Series A, 5.75%, 8/01/33	2,135	2,244,547
Los Angeles, California, Community College District, GO, Refunding (Election of 2008), Series A, 6%, 8/01/33	9,600	10,258,560
Los Angeles, California, Municipal Improvement Corporation, Lease Revenue Refunding Bonds, Series B, 5.50%, 4/01/30	2,570	2,585,497
Los Angeles, California, Municipal Improvement Corporation, Lease Revenue Refunding Bonds, Series B, 5%, 9/01/38 (a)	4,000	3,799,320
Los Angeles, California, Unified School District, GO, Series I, 5%, 1/01/34	5,000	4,814,450
Modesto, California, Irrigation District, COP, Series B, 5.50%, 7/01/35	3,300	3,219,282
Pittsburg, California, Redevelopment Agency, Tax Allocation Refunding Bonds (Los Medanos Community Development Project), Series A, 6.50%, 9/01/28	2,500	2,545,200
Rancho Cucamonga, California, Redevelopment Agency, Tax Allocation Bonds (Rancho Redevelopment Project), 5.125%, 9/01/30 (e)	15,500	13,912,955
San Diego, California, Community College District, GO (Election of 2002), 5%, 5/01/25	10,615	10,857,871
San Diego, California, Community College District, GO (Election of 2002), 5.25%, 8/01/33	2,000	2,018,780
San Diego, California, Regional Building Authority, Lease Revenue Bonds (County Operations Center and Annex Redevelopment Project), Series A, 5.375%, 2/01/36	2,900	2,900,841
San Diego County, California, Water Authority, Water Revenue Refunding Bonds, COP, Series A, 5%, 5/01/33 (h)	6,040	5,940,521
San Francisco, California, City and County Redevelopment Agency, Community Facilities District Number 1, Special Tax Bonds (Mission Bay South Public Improvements Project), 6.25%, 8/01/33	490	429,833
San Francisco, California, City and County Redevelopment Agency, Community Facilities District Number 1, Special Tax Bonds (Mission Bay South Public Improvements Project), Series B, 6.125%, 8/01/31	1,775	1,548,741
San Jose, California, Unified School District, Santa Clara County, GO (Election of 2002), Series D, 5%, 8/01/32	2,875	2,828,195
Santa Ana, California, Unified School District, GO (Election of 2008), Series A, 5.125%, 8/01/33	8,000	8,019,840
Santa Cruz County, California, Redevelopment Agency, Tax Allocation Bonds (Live Oak/Soquel Community Improvement Project Area), Series A, 7%, 9/01/36	1,200	1,264,824
Stockton, California, Unified School District, GO (Election of 2005), 5%, 8/01/31 (h)	500	491,395
Torrance, California, Unified School District, GO, (Election of 2008 - Measure Z), 6%, 8/01/33	2,500	2,649,000

BlackRock California Municipal Income Trust

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	Val Verde, California, Unified School District Financing Authority, Special Tax Refunding Bonds, Junior Lien, 6.25%, 10/01/28	$2,245	$1,978,923
	Westminster, California, Redevelopment Agency, Westminster Commercial Redevelopment Project Number 1, Subordinate Tax Allocation Bonds (Police Facility), 6.25%, 11/01/39 (a)	2,350	2,464,915

			111,741,086

Education - 14.1	California Educational Facilities Authority Revenue Bonds (University of Southern California), Series A, 5.25%, 10/01/39	6,900	7,175,241
	California Infrastructure and Economic Development Bank Revenue Bonds (J. David Gladstone Institute Project), 5.25%, 10/01/34	15,250	13,840,747
	University of California Revenue Bonds, Series O, 5.75%, 5/15/34	5,600	5,869,696

			26,885,684

Healthcare - 14.9%	California Infrastructure and Economic Development Bank Revenue Bonds (Kaiser Hospital Assistance I-LLC), Series A, 5.55%, 8/01/31	13,500	12,492,900
	California Statewide Communities Development Authority Revenue Bonds (Catholic Healthcare West), Series B, 5.50%, 7/01/30	3,000	2,852,250
	California Statewide Communities Development Authority Revenue Bonds (Catholic Healthcare West), Series E, 5.50%, 7/01/31	2,000	1,885,100
	California Statewide Communities Development Authority Revenue Bonds (Daughters of Charity National Health System), Series A, 5.25%, 7/01/30	2,000	1,396,220
	California Statewide Communities Development Authority Revenue Bonds (Sutter Health), Series B, 5.625%, 8/15/42	10,000	9,699,300

			28,325,770

Housing - 3.5%	San Jose, California, M/F Housing Revenue Bonds (Villages Parkway Senior Apartments Housing Project), AMT, Series D, 5.50%, 4/01/34 (i)	3,595	3,585,150
	Santa Clara County, California, Housing Authority, M/F Housing Revenue Bonds (John Burns Gardens Apartments Project), AMT, Series A, 5.85%, 8/01/31	1,715	1,725,702
	Santa Clara County, California, Housing Authority, M/F Housing Revenue Bonds (Rivertown Apartments Project), AMT, Series A, 6%, 8/01/41	1,235	1,247,227

			6,558,079

State - 10.5%	California State, GO, 6.50%, 4/01/33	9,700	10,596,377
	California State Public Works Board, Lease Revenue Bonds (Department of Developmental Services - Porterville Project), Series C, 6%, 4/01/26	1,165	1,191,143
	California State Public Works Board, Lease Revenue Bonds (Department of Developmental Services - Porterville Project), Series C, 6%, 4/01/27	1,355	1,377,195
	California State Public Works Board, Lease Revenue Bonds (Department of Education - Riverside Campus Project), Series B, 6%, 4/01/27	1,675	1,702,436
	California State Public Works Board, Lease Revenue Bonds (Department of Education - Riverside Campus Project), Series B, 6.50%, 4/01/34	5,000	5,187,200

			20,054,351

Transportation - 12.8%	Foothill/Eastern Corridor Agency, California, Toll Road Revenue Refunding Bonds, 5.875%, 7/15/26 (j)	5,000	4,131,200
	Foothill/Eastern Corridor Agency, California, Toll Road Revenue Refunding Bonds, 6.093%, 1/15/33 (c)	5,000	512,800

BlackRock California Municipal Income Trust

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	Foothill/Eastern Corridor Agency, California, Toll Road Revenue Refunding Bonds, 6.095%, 1/15/34 (c)	$5,000	$455,000
	Foothill/Eastern Corridor Agency, California, Toll Road Revenue Refunding Bonds, 6.177%, 1/15/35 (c)	13,445	1,110,288
	Foothill/Eastern Corridor Agency, California, Toll Road Revenue Refunding Bonds, 6.097%, 1/15/38 (c)	1,000	79,660
	Foothill/Eastern Corridor Agency, California, Toll Road Revenue Refunding Bonds, 5.75%, 1/15/40	10,030	7,200,738
	Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.75%, 11/01/29 (d)(e)	3,970	3,569,109
	Port of Oakland, California, Revenue Refunding Bonds, AMT, Series L, 5.375%, 11/01/27 (d)(e)	3,710	3,246,435
	San Francisco, California, City and County Airport Commission, International Airport Revenue Refunding Bonds, AMT, Second Series, 6.75%, 5/01/19	3,775	3,942,836

			24,248,066

Utilities - 9.2%	Calleguas-Las Virgenes, California, Public Financing Authority Revenue Bonds (Calleguas Municipal Water District Project), Series A, 5.125%, 7/01/32 (d)(e)	5,475	5,482,720
	Eastern Municipal Water District, California, Water and Sewer, COP, Series H, 5%, 7/01/33	8,355	8,048,121
	Los Angeles, California, Department of Water and Power, Waterworks Revenue Bonds, Series A, 5.375%, 7/01/34	1,400	1,419,390
	Los Angeles, California, Department of Water and Power, Waterworks Revenue Bonds, Series A, 5.375%, 7/01/38	1,800	1,823,562
	Richmond, California, Wastewater Revenue Bonds, 5.759%, 8/01/31 (c)(d)(k)	1,905	615,791

			17,389,584

	Total Municipal Bonds in California		242,808,746

Multi-State - 9.5%

Housing - 9.5%	Charter Mac Equity Issuer Trust, 6.30%, 6/30/49 (l)(m)	7,000	7,037,450
	Charter Mac Equity Issuer Trust, 6.80%, 11/30/50 (l)(m)	4,000	4,157,760
	MuniMae TE Bond Subsidiary LLC, 6.30%, 6/30/49 (l)(m)	7,000	4,899,090
	MuniMae TE Bond Subsidiary LLC, 6.80%, 6/30/50 (l)(m)	3,000	1,949,610

	Total Municipal Bonds in Multi-State		18,043,910

California - 20.9%	Municipal Bonds Transferred to Tender Option Bond Trusts (n)

County/City/Special District/School District - 15.5%	Mount San Antonio Community College District, California, GO (Election of 2001), Series C, 5%, 9/01/31 (h)	10,770	10,584,325
	San Diego, California, Community College District, GO (Election of 2006), 5%, 8/01/32 (h)	9,000	8,793,630
	Santa Clara County, California, Financing Authority, Lease Revenue Refunding Bonds, Series L, 5.25%, 5/15/36	10,000	9,942,469

			29,320,424

BlackRock California Municipal Income Trust

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds Transferred to Tender Option Bond Trusts (n)	Par (000)	Value

Education - 5.4%	California Educational Facilities Authority Revenue Bonds (Stanford University), Series Q, 5.25%, 12/01/32	$10,000	$10,242,519

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 20.9%		39,562,943

	Total Long-Term Investments (Cost - $319,013,483 ) - 158.3%		300,415,599

	Short-Term Securities

California - 3.2%	Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax Revenue Refunding Bonds, Proposition C, VRDN, Second Senior Series A, 6%, 5/07/09 (e)(q)	6,000	6,000,000

		Shares

Money Market Fund - 4.7%	CMA California Municipal Money Fund, 0.26% (o)(p)	8,928,562	8,928,562

	Total Short-Term Securities (Cost - $14,928,562) - 7.9%		14,928,562

	Total Investments (Cost - $333,942,045*) - 166.2%		315,344,161
	Other Assets Less Liabilities - 1.0%		1,963,030
	Liability for Trust Certificates, Including Interest Expense Payable and Fees Payable - (14.0)%		(26,590,491)
	Preferred Shares, at Redemption Value - (53.2)%		(100,909,852)

	Net Assets Applicable to Common Shares - 100.0%		$189,806,848

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$307,775,001

Gross unrealized appreciation	$3,135,563
Gross unrealized depreciation	(22,076,399)

Net unrealized depreciation	$(18,940,836)

(a)	Assured Guaranty Insured.

(b)	AMBAC Insured.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	FGIC Insured.

(e)	NPFGC Insured.

(f)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(g)	XL Capital Insured.

(h)	FSA Insured.

(i)	FNMA Collateralized.

(j)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the effective yield as of report date.

(k)	Security is collateralized by Municipal or US Treasury Obligations.

(l)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(m)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity and is subject to mandatory redemption at maturity.

BlackRock California Municipal Income Trust

Schedule of Investments April 30, 2009 (Unaudited)

(n)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(o)	Investments in companies considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA California Municipal Money Fund	(8,527,574)	$73,923

(p)	Represents the current yield as of report date.

(q)	Rate shown is as of report date and maturity shown is the final maturity date or the date the principal owed can be recovered through demand.

•

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are unobservable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$8,928,562
Level 2	306,415,599
Level 3	—

Total	$315,344,161

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Income Trust

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock California Municipal Income Trust

Date: June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Income Trust

Date: June 19, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal Income Trust

Date: June 19, 2009